Equitable Financial Life Insurance Company

Supplement Dated September 3, 2024 to the current statutory prospectus, initial summary prospectus and updating summary prospectus for American Dental Association Members Retirement Program (“ADA”)

This Supplement modifies certain information in the above-referenced prospectus, initial summary prospectus and updating summary prospectus (together, the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. The prospectus, initial summary prospectus and updating summary prospectus are hereby incorporated by reference, respectively. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus.

New Variable Investment Options

Effective on or about October 18, 2024 subject to regulatory and other necessary approvals, the following Variable Investment Options will be available for investment:

•	American Funds® IS 2010 Target Date Fund

•	American Funds® IS 2015 Target Date Fund

•	American Funds® IS 2020 Target Date Fund

•	American Funds® IS 2025 Target Date Fund

•	American Funds® IS 2030 Target Date Fund

•	American Funds® IS 2035 Target Date Fund

•	American Funds® IS 2040 Target Date Fund

•	American Funds® IS 2045 Target Date Fund

•	American Funds® IS 2050 Target Date Fund

•	American Funds® IS 2055 Target Date Fund

•	American Funds® IS 2060 Target Date Fund

•	American Funds® IS 2065 Target Date Fund

•	American Funds® IS 2070 Target Date Fund

Therefore, the following information has been added to the “Appendix: Portfolio Companies available under the contract” in the Prospectus:

Unaffiliated Portfolio Companies:

		Current Expense	Average Annual Total Returns (as of 12/31/2023)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Asset Allocation	American Funds® IS 2010 Target Date Fund — Capital Research and Management Company (“CRMC”)	0.33%	8.71%	—	—
Asset Allocation	American Funds® IS 2015 Target Date Fund — CRMC	0.34%	9.49%	—	—
Asset Allocation	American Funds® IS 2020 Target Date Fund — CRMC	0.34%	10.38%	—	—
Asset Allocation	American Funds® IS 2025 Target Date Fund — CRMC	0.36%	11.90%	—	—
Asset Allocation	American Funds® IS 2030 Target Date Fund — CRMC	0.37%	14.37%	—	—
Asset Allocation	American Funds® IS 2035 Target Date Fund — CRMC	0.39%	17.01%	—	—
Asset Allocation	American Funds® IS 2040 Target Date Fund — CRMC	0.40%	—	—	—
Asset Allocation	American Funds® IS 2045 Target Date Fund — CRMC	0.40%	—	—	—
Asset Allocation	American Funds® IS 2050 Target Date Fund — CRMC	0.41%	—	—	—
Asset Allocation	American Funds® IS 2055 Target Date Fund — CRMC	0.41%	—	—	—
Asset Allocation	American Funds® IS 2060 Target Date Fund — CRMC	0.42%	—	—	—
Asset Allocation	American Funds® IS 2065 Target Date Fund — CRMC	0.42%	—	—	—
Asset Allocation	American Funds® IS 2070 Target Date Fund — CRMC	0.42%	—	—	—

ADA New Business and In Force	Catalog No. 800158
#822798